INCOME TAX - Components of income tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [abstract]
Current period income tax	$ 918,835	$ 988,151	$ 1,009,392
Income tax surcharge	41,787	40,792	27,627
Prior years adjustments	102,745	(12,630)	(20,491)
Subtotal current period taxes	1,063,367	1,016,313	1,016,528
Adjustment due to settlement of uncertain tax positions form prior years		(3,535)	(772)
Deferred taxes current period	475,300	(80,353)	293,482
Deferred taxes - Prior years adjustments	(105,959)	9,553	(165)
Subtotal deferred taxes	369,341	(70,800)	293,317
Total income tax expense, continued operations	1,432,708	941,978	1,309,073
Discontinued operations	31,226	4,449	1,361
Total	$ 1,463,934	$ 946,427	$ 1,310,434